Stock Compensation Expense and Warrants (Tables) - FaZe Clan Inc. [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stock Compensation Expense and Warrants (Tables) [Line Items]
Schedule of equity incentive plan
	Awards Reserved for Issuance	Awards Outstanding	Awards Available for Grant
Amended 2019 Equity Incentive Plan	10,500,000	8,964,772	1,535,228

	Awards Reserved for Issuance	Awards Outstanding	Awards Available for Grant
2019 Equity Incentive Plan	8,000,000	5,340,000	2,660,000

Schedule of stock option activity and related information
	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life in Years	Aggregate Intrinsic Value of In-the-Money Options
Options Outstanding and Exercisable as of December 31, 2020	5,340,000	$5.00	18.8	—
Options Granted	6,147,702	$0.85
Options Exercised	(38,541)	$0.85
Options Forfeited	(61,253)	$0.85
Options Cancelled	(2,400,000)	$5.00
Options Expired	(45,333)	$0.85
Options Outstanding as of September 30, 2021	8,942,575	$1.22	9.13	$—
Options Vested and Exercisable as of September 30, 2021	4,732,492	$1.53	8.70	$—

	Number of Shares	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life in Years	Aggregate Intrinsic Value of In-the-Money Options
Options Outstanding and Exercisable as of December 31, 2019	5,765,000	$5.00
Options Granted	—	$—
Options Exercised	—	$—
Options Forfeited/Cancelled	(425,000)	$5.00
Options Expired	—	$—
Options Outstanding and Exercisable as of December 31, 2020	5,340,000	$5.00	18.8	$—

Schedule of fair value of options granted
September 30, 2021
Stock price	$0.72
Expected term	2.0 – 6.0 Years
Volatility	30.0% – 34.0%
Risk-Free Interest Rate	0.21% – 0.84%
Dividend Yield	0.0%
September 30, 2020
Stock Price	0.53
Expected term	4 Years
Volatility	228.6%
Risk-Free Interest Rate	1.9%
Dividend Yield	0.0%

December 31, 2019
Expected term	10 Years
Volatility	32.0%
Risk-Free Interest Rate	1.8%
Dividend Yield	0.0%
December 31, 2019
Stock Price	0.53
Expected term	4 Years
Volatility	228.6%
Risk-Free Interest Rate	1.9%
Dividend Yield	0.0%
	Year Ended December 31,
	2020	2019
Stock Price	0.53	0.53
Expected term	4 Years	4 Years
Volatility	228.6%	228.6%
Risk-Free Interest Rate	1.9%	1.9%
Dividend Yield	0.0%	0.0%
December 31, 2019
Stock Price	10.41
Expected term	4 Years
Volatility	59.7%
Risk-Free Interest Rate	1.9%
Dividend Yield	0.0%

Schedule of restricted stock awards activity and related information
	Number of Shares	Weighted- Average Grant Date Fair Value Per Share
Nonvested restricted stock awards as of December 31, 2020	—	—
Granted	22,197	$0.72
Vested	—	—
Forfeited	—	—
Nonvested restricted stock awards as of September 30, 2021	22,197	$0.72

Schedule of warrant activity
Common Warrants
Warrants Outstanding as of December 31, 2019	618,631
Warrants Granted and Vested	36,202
Warrants Outstanding as of September 30, 2020	654,833

Common Warrants
Warrants Outstanding as of January 1, 2018	—
Warrants Granted and Vested	100,000
Warrants Outstanding as of December 31, 2019	100,000
	Common Warrants	Preferred Warrants
Warrants Outstanding as of January 1, 2018	—	—
Warrants Granted and Vested	618,631	292,790
Warrants Outstanding as of December 31, 2019	618,631	292,790
Warrants Granted and Vested	36,202	—
Warrants Outstanding as of December 31, 2020	654,833	292,790

Schedule of weighted-average exercise price and weighted-average grant date
	For the Nine Months Ended September 30, 2020
	Weighted- Average Exercise Price	Weighted- Average Fair Value
Common Stock Warrants – Non-employees	$0.01	$0.53

	For the Year Ended December 31, 2019
	Weighted-Average Exercise Price	Weighted-Average Grant Date Fair Value
Common Stock Warrants – Employee	$0.01	$0.53
	For the Year Ended
	December 31, 2020		December 31, 2019
	Weighted-Average Exercise Price	Weighted-Average Fair Value	Weighted- Average Exercise Price	Weighted-Average Fair Value
Common Stock Warrants – Non-employees	$0.01	$0.53	$0.01	$0.53
Preferred Stock Warrants – Non-employees	$—	$—	$0.34	$10.09

Schedule of stock-based compensation expense
	(in thousands) For the Nine Months Ended
	September 30, 2021	September 30, 2020
	Stock-Based Compensation Expense	Stock-Based Compensation Expense
Stock Options	$653	$—
Restricted stock awards	2	—
Common Stock Warrants – Non-Employee	—	20
Total Stock – Based Compensation Expense	$655	$20

	(in thousands) For the Year Ended
	December 31, 2020	December 31, 2019
	Stock-Based Compensation Expense	Stock-Based Compensation Expense
Stock Options	$—	$52
Series A Preferred Stock	—	2,546
Common Stock Warrants – Employees	—	54
Common Stock Warrants – Non-Employee	20	—
Total Stock–Based Compensation Expense	$20	$2,652